Fair Value Measurements - Fair Value Measured on Nonrecurring Basis (Details) - Fair Value, Measurements, Nonrecurring - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2015		Sep. 30, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	$ 88,183		$ 72,300		$ 88,183		$ 72,300
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0		0		0		0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0		0		0		0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	88,183		72,300		88,183		72,300
Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	6,735	[1]	10,156	[2]	6,735	[1]	10,156	[2]
Impaired loans | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0	[1]	0	[2]	0	[1]	0	[2]
Impaired loans | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0	[1]	0	[2]	0	[1]	0	[2]
Impaired loans | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	6,735	[1]	10,156	[2]	6,735	[1]	10,156	[2]
Covered REO
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	2,203	[3]	10,520	[4]	2,203	[3]	10,520	[4]
Covered REO | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0	[3]	0	[4]	0	[3]	0	[4]
Covered REO | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0	[3]	0	[4]	0	[3]	0	[4]
Covered REO | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	2,203	[3]	10,520	[4]	2,203	[3]	10,520	[4]
Real estate held for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	79,245	[3]	51,624	[4]	79,245	[3]	51,624	[4]
Real estate held for sale | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0	[3]	0	[4]	0	[3]	0	[4]
Real estate held for sale | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0	[3]	0	[4]	0	[3]	0	[4]
Real estate held for sale | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	79,245	[3]	51,624	[4]	79,245	[3]	51,624	[4]
Changes Measurement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses related to impaired loans and real estate held for sale	694		1,991		(3,508)		17,965
Changes Measurement | Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses related to impaired loans and real estate held for sale	40	[1]	0	[2]	4,241	[1]	(1,311)	[2]
Changes Measurement | Covered REO
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses related to impaired loans and real estate held for sale	(7)	[3]	113	[4]	161	[3]	616	[4]
Changes Measurement | Real estate held for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses related to impaired loans and real estate held for sale	$ 661	[3]	$ 1,878	[4]	$ (7,910)	[3]	$ 18,660	[4]

[1]	The losses represent remeasurements of collateral-dependent loans.
[2]	The (gains) losses represent remeasurements of collateral-dependent loans.
[3]	The (gains) losses represent aggregate writedowns and charge-offs on real estate held for sale.
[4]	The losses represent aggregate writedowns and charge-offs on real estate held for sale.